Debt ($420 million term loan and revolving credit facility agreements) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2018	Oct. 31, 2020	Jul. 31, 2020	Dec. 31, 2017	Jun. 30, 2015	Nov. 30, 2014
Debt Instrument [Line Items]
Debt outstanding							$ 3,343,100,000
Long-term debt, excluding debt issuance costs				$ 3,084,700,000			3,381,100,000
West Polaris
Debt Instrument [Line Items]
Security owned and pledged as collateral, fair value				525,800,000
West Polaris Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 420,000,000
Long-term line of credit								$ 226,000,000
Unused borrowing capacity, fee rate (as percent)				1.30%
West Polaris Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				3.25%
West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 100,000,000
Debt instrument, periodic payment				$ 36,000,000
Debt prepayment cost	$ 9,400,000	$ 9,400,000	$ 37,400,000
West Vela Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.25%
West Vela Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,450,000,000
Long-term line of credit									$ 443,000,000
Debt instrument, periodic payment				$ 40,300,000
Debt prepayment cost	$ 11,900,000	$ 11,800,000	$ 46,700,000
Variable rate basis on debt issuance				LIBOR
Scenario, Forecast | West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt outstanding						$ 93,800,000
Line of Credit | West Polaris Facility
Debt Instrument [Line Items]
Long-term debt, excluding debt issuance costs				$ 150,800,000			205,600,000
Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Long-term debt, excluding debt issuance costs				$ 191,300,000			$ 255,300,000
Line of Credit | Scenario, Forecast | West Vela Facility
Debt Instrument [Line Items]
Debt outstanding					$ 120,800,000